Convertible debt and loans payable - Summary of Convertible debt (Detail) - USD ($)		12 Months Ended
	Mar. 06, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Detailed Information About Convertible Debt [Line Items]
Net Proceeds from issue of convertible loan notes		$ 0	$ 0	$ 388,455
Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Proceeds of issue of convertible loan notes	$ 386,190
Interest rate	8.00%
Convertible Debt [Member] | Convertible Component of Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Proceeds of issue of convertible loan notes		386,190	386,190	386,190
Transaction costs		0	0	0
Net Proceeds from issue of convertible loan notes		386,190	386,190	386,190
Convertible component		96,548	96,548	96,548
Transaction costs related to equity component		0	0	0
Conversion into common shares		(96,548)	0	0
Total convertion feature of convertible debt		0	96,548	96,548
Convertible Debt [Member] | Liability Component of Convertible Debt [Member]
Disclosure of Detailed Information About Convertible Debt [Line Items]
Liability component at date of issue (net of transaction costs)		289,642	289,642	289,642
Prior year interest plus accretion		99,549	39,212	0
Accrued interest at 8%		4,956	30,114	20,718
Accretion expense during the year		4,975	30,223	18,494
Conversion into common shares		(395,861)	0	0
Foreign Exchange on Translation		(3,261)	(4,984)	(5,105)
Carrying amount of liability component at October 31		$ 0	$ 384,207	$ 323,749
Interest rate	9.62%